Income Tax - Schedule of Reconcilation of Provision for Income Taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconcilation of Provision for Income Taxes [Abstract]
Computed “expected” tax benefit	$ (655)	$ (167)	$ (195)	$ (748)
State income tax benefit, net of federal tax effect	(62)	(10)	(20)	1
Foreign Rate Differential	(12)	51	43	68
Other permanent differences	26	12	26	119
Change in valuation allowance	737	115	$ 206	$ 642
Income tax expense (benefit)	$ 34	$ 1